Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	12 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended
	Dec. 28, 2022	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000240224
Account Value [Line Items]
Line Graph and Table Measure Name			Hunter Small Cap Value Fund
Accumulated Value	$ 100,000	$ 111,400		$ 129,232	$ 125,076	$ 155,793
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	100,000	112,511		130,154	124,599	175,106
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 100,000	$ 122,468		$ 149,592	$ 174,024	$ 208,070